Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.05%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$140,000	$141,137
Total asset-backed securities (Cost $140,000)				141,137

	Shares
Common stocks: 93.86%
Australia: 0.81%
Fortescue Ltd. (Materials, Metals & mining)	189,479	2,458,728
Brazil: 2.25%
Axia Energia SA (Utilities, Electric utilities)	263,038	2,740,828
BB Seguridade Participacoes SA (Financials, Insurance)	506,623	4,123,623
		6,864,451
Canada: 1.50%
Power Corp. of Canada (Financials, Insurance)	66,882	4,570,600
China: 2.68%
China Construction Bank Corp. Class H (Financials, Banks)	2,806,000	3,292,633
Geely Automobile Holdings Ltd. (Consumer discretionary, Automobiles)	971,000	2,451,520
Ping An Insurance Group Co. of China Ltd. Class H (Financials, Insurance)	328,500	2,454,148
		8,198,301
Denmark: 1.01%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	64,894	3,069,588
France: 3.87%
Capgemini SE (Information technology, IT services)	19,372	2,302,569
Engie SA (Utilities, Multi-utilities)	88,576	2,761,012
Publicis Groupe SA (Communication services, Media)	32,379	3,455,827
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	37,622	3,316,773
		11,836,181
Germany: 0.95%
Siemens AG (Industrials, Industrial conglomerates)	8,888	2,912,121
Ireland: 2.78%
Accenture PLC Class A (Information technology, IT services)	11,514	1,910,403
nVent Electric PLC (Industrials, Electrical equipment)	15,893	2,444,820
Seagate Technology Holdings PLC (Information technology, Technology hardware, storage & peripherals)	4,848	4,150,518
		8,505,741
Italy: 1.12%
UniCredit SpA (Financials, Banks)	36,397	3,432,668
Japan: 4.74%
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	164,700	2,262,122
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Japan(continued)
Obayashi Corp. (Industrials, Construction & engineering)	112,400	$2,209,142
Recruit Holdings Co. Ltd. (Industrials, Professional services)	67,300	5,322,139
Sompo Holdings, Inc. (Financials, Insurance)	105,700	4,692,720
		14,486,123
Netherlands: 2.58%
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	2,566	4,228,627
ING Groep NV (Financials, Banks)	103,685	3,643,651
		7,872,278
Singapore: 0.73%
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	642,400	2,222,638
South Korea: 1.66%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	29,116	5,067,779
Spain: 1.55%
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	169,258	4,744,621
Taiwan: 2.43%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	18,378	7,429,307
United Kingdom: 3.20%
3i Group PLC (Financials, Capital markets)	104,927	4,039,458
Barclays PLC (Financials, Banks)	462,763	3,180,819
Rio Tinto PLC (Materials, Metals & mining)	26,394	2,564,695
		9,784,972
United States: 60.00%
Advanced Micro Devices, Inc. (Information technology, Semiconductors & semiconductor equipment)†#	4,595	2,187,909
Aegon Ltd. (Financials, Insurance)	327,733	3,114,578
AGNC Investment Corp. (Financials, Mortgage real estate investment trusts (REITs))#	103,183	1,099,931
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	29,650	10,559,255
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	25,480	6,919,858
Amphenol Corp. Class A (Information technology, Electronic equipment, instruments & components)#	16,434	2,640,944
Annaly Capital Management, Inc. (Financials, Mortgage real estate investment trusts (REITs))#	115,857	2,632,271
APA Corp. (Energy, Oil, gas & consumable fuels)#	73,348	2,737,347
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	39,432	12,180,939
Arista Networks, Inc. (Information technology, Communications equipment)†#	18,965	3,420,338
See accompanying notes to portfolio of investments
2 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
United States(continued)
Bank of New York Mellon Corp. (Financials, Capital markets)#	17,859	$2,791,897
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	19,910	3,840,639
BorgWarner, Inc. (Consumer discretionary, Automobile components)#	44,435	2,832,287
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals)#	59,278	3,871,446
Brixmor Property Group, Inc. (Real estate, Retail REITs)#	135,414	4,266,895
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	16,440	6,399,763
Carpenter Technology Corp. (Industrials, Aerospace & defense)#	5,823	3,025,980
Cisco Systems, Inc. (Information technology, Communications equipment)#	10,984	1,274,034
Citigroup, Inc. (Financials, Banks)#	36,467	4,830,054
Citizens Financial Group, Inc. (Financials, Banks)#	48,276	3,458,975
Coca-Cola Co. (Consumer staples, Beverages)#	75,562	6,618,476
Corning, Inc. (Information technology, Electronic equipment, instruments & components)#	6,852	947,289
Edwards Lifesciences Corp. (Health care, Health care equipment & supplies)†#	41,032	3,531,624
Eli Lilly & Co. (Health care, Pharmaceuticals)	4,362	5,011,240
Enviva, Inc. (Acquired 12-6-2024, cost $81,126) (Energy, Oil, gas & consumable fuels)†˃	14,868	278,775
Ferguson Enterprises, Inc. (Industrials, Trading companies & distributors)#	13,559	3,177,280
Gap, Inc. (Consumer discretionary, Specialty retail)#	106,128	2,132,112
General Motors Co. (Consumer discretionary, Automobiles)#	40,350	3,585,501
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)	13,195	2,412,310
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	5,615	3,125,927
Micron Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	3,029	2,492,958
Microsoft Corp. (Information technology, Software)	19,503	9,063,434
Modivcare Topco LLC (Health care, Health care providers & services)†	17,721	87,506
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)	66,595	13,368,946
Okta, Inc. (Information technology, IT services)†	23,586	3,347,561
Omega Healthcare Investors, Inc. (Real estate, Health care REITs)	72,379	3,664,549
Pfizer, Inc. (Health care, Pharmaceuticals)	107,390	2,685,824
SS&C Technologies Holdings, Inc. (Industrials, Professional services)	41,575	3,203,354
Sunococorp LLC (Energy, Oil, gas & consumable fuels)	41,550	3,176,082
Target Corp. (Consumer staples, Consumer staples distribution & retail)	21,934	3,169,244
TD SYNNEX Corp. (Information technology, Electronic equipment, instruments & components)	13,147	3,361,688
Tesla, Inc. (Consumer discretionary, Automobiles)†	6,665	2,074,215
United Parcel Service, Inc. Class B (Industrials, Air freight & logistics)	25,938	2,703,258
Valmont Industries, Inc. (Industrials, Construction & engineering)	5,858	2,821,799
Viatris, Inc. (Health care, Pharmaceuticals)	168,170	2,953,065
VICI Properties, Inc. Class A (Real estate, Specialized REITs)	108,197	2,850,991
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
United States(continued)
Viking Holdings Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	22,371	$2,334,414
Virtu Financial, Inc. Class A (Financials, Capital markets)	45,507	2,672,626
Walmart, Inc. (Consumer staples, Consumer staples distribution & retail)	21,199	2,357,329
		183,294,717
Total common stocks (Cost $188,774,617)		286,750,814

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 14.91%
United States: 14.91%
AdaptHealth LLC (Consumer, non-cyclical, Pharmaceuticals)144A	5.13%	3-1-2030	$205,000	197,674
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A	7.50	2-15-2033	230,000	237,366
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A	8.25	4-15-2031	40,000	41,591
ADT Security Corp. (Consumer, non-cyclical, Commercial services)144A	5.88	10-15-2033	100,000	96,962
Advance Auto Parts, Inc. (Consumer, cyclical, Retail)144A	7.38	8-1-2033	260,000	268,354
Aethon United BR LP/Aethon United Finance Corp. (Energy, Oil & gas)144A	7.50	10-1-2029	115,000	119,313
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (Financial, Insurance)144A	7.38	10-1-2032	570,000	573,198
Allied Universal Holdco LLC (Consumer, non-cyclical, Commercial services)144A	7.88	2-15-2031	185,000	192,077
American Axle & Manufacturing, Inc. (Consumer, cyclical, Auto parts & equipment)144A	7.75	10-15-2033	295,000	290,493
American Greetings Corp. (Consumer, cyclical, Housewares)144A	8.88	1-15-2032	190,000	187,379
AmWINS Group, Inc. (Financial, Insurance)144A	6.38	2-15-2029	130,000	130,526
AP Core Holdings II LLC (Communications, Internet)144A	11.00	5-15-2031	145,000	151,382
APLD ComputeCo 2 LLC (Communications, Telecommunications)144A	6.75	3-15-2031	145,000	141,739
APLD ComputeCo LLC (Communications, Telecommunications)144A	9.25	12-15-2030	275,000	292,258
Arches Buyer, Inc. (Communications, Internet)144A	6.13	12-1-2028	245,000	239,496
Arches Buyer, Inc. (Communications, Internet)144A%%	9.00	8-15-2031	260,000	261,355
Archrock Partners LP/Archrock Partners Finance Corp. (Energy, Oil & gas services)144A	6.63	9-1-2032	205,000	207,935
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	4.00	9-1-2029	220,000	208,858
Ashton Woods USA LLC/Ashton Woods Finance Co. (Consumer, cyclical, Home builders)144A	6.88	8-1-2033	260,000	259,394
Asurion LLC/Asurion Co-Issuer, Inc. (Financial, Insurance)144A	8.00	12-31-2032	85,000	85,988
Asurion LLC/Asurion Co-Issuer, Inc. (Financial, Insurance)144A	8.38	2-1-2034	235,000	214,110
AthenaHealth Group, Inc. (Technology, Software)144A	6.50	2-15-2030	230,000	221,853
AthenaHealth Group, Inc. (Technology, Software)144A	7.50	2-15-2032	215,000	220,422
Athene Holding Ltd. (5 Year Treasury Constant Maturity+2.58%) (Financial, Insurance)±	6.88	6-28-2055	150,000	141,684
See accompanying notes to portfolio of investments
4 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance (Financial, Insurance)144A	7.13%	5-15-2031	$140,000	$141,187
Beach Acquisition Bidco LLC (PIK at 10.75%) (Consumer, cyclical, Apparel)144A¥	10.00	7-15-2033	443,918	476,550
Black Pearl Compute LLC (Communications, Telecommunications)144A	6.13	2-15-2031	145,000	144,757
Blackstone Mortgage Trust, Inc. (Financial, REITs)144A	7.75	12-1-2029	185,000	191,182
Block, Inc. (Consumer, non-cyclical, Commercial services)	6.50	5-15-2032	250,000	252,576
Brandywine Operating Partnership LP (Financial, REITs)	6.13	1-15-2031	100,000	96,114
Brandywine Operating Partnership LP (Financial, REITs)	8.88	4-12-2029	135,000	141,492
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.75	2-1-2033	240,000	240,275
Broadstreet Partners Group LLC (Financial, Insurance)144A	5.88	4-15-2029	300,000	293,325
Builders FirstSource, Inc. (Industrial, Building materials)144A	6.75	5-15-2035	330,000	326,719
California Resources Corp. (Energy, Oil & gas)144A	7.00	1-15-2034	170,000	166,503
California Resources Corp. (Energy, Oil & gas)144A	7.25	1-15-2035	210,000	207,496
Carnival Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.75	8-1-2032	270,000	267,512
Carnival Corp. Ltd. (Consumer, cyclical, Leisure time)144A	6.13	2-15-2033	250,000	250,012
Carvana Co. (Consumer, cyclical, Retail)144A	9.00	6-1-2030	395,000	407,137
Carvana Co. (Consumer, cyclical, Retail)144A	9.00	6-1-2031	145,000	159,488
Caturus Energy LLC (Energy, Oil & gas)144A	8.50	2-15-2030	55,000	56,966
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.25	1-15-2034	270,000	220,452
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.50	8-15-2030	825,000	752,732
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)	4.50	5-1-2032	105,000	90,551
Celanese U.S. Holdings LLC (Basic materials, Chemicals)	7.38	7-15-2032	115,000	120,326
Celanese U.S. Holdings LLC (Basic materials, Chemicals)	7.70	11-15-2033	255,000	269,928
Century Communities, Inc. (Consumer, cyclical, Home builders)144A	6.63	9-15-2033	145,000	145,476
Chemours Co. (Basic materials, Chemicals)144A	7.88	3-15-2034	125,000	121,637
Chemours Co. (Basic materials, Chemicals)144A	8.00	1-15-2033	245,000	241,155
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.25	5-15-2030	130,000	120,044
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.00	1-15-2029	150,000	147,375
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.88	4-15-2029	155,000	149,487
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	10.88	1-15-2032	81,000	85,438
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	6.75	5-1-2031	210,000	212,498
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	7.00	8-1-2032	445,000	456,190
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%) (Financial, Banks)ʊ±	6.63	2-15-2031	575,000	577,610
Clean Harbors, Inc. (Industrial, Environmental control)144A	6.38	2-1-2031	165,000	166,693
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.13	2-15-2031	355,000	366,184
Cleveland-Cliffs, Inc. (Basic materials, Iron/steel)144A	7.00	3-15-2032	375,000	375,786
Cloud Software Group LLC (Technology, Software)144A	8.25	6-30-2032	335,000	316,906
Cloud Software Group LLC (Technology, Software)144A	9.00	9-30-2029	260,000	254,735
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	8.75%	4-15-2030	$270,000	$258,040
Concentra Health Services, Inc. (Consumer, non-cyclical, Healthcare- services)144A	6.88	7-15-2032	300,000	308,489
Core Scientific Finance I LLC (Communications, Telecommunications)144A	7.75	5-15-2031	150,000	146,884
CoreCivic, Inc. (Consumer, non-cyclical, Commercial services)	8.25	4-15-2029	230,000	238,782
CoreWeave, Inc. (Technology, Software)144A	9.00	2-1-2031	250,000	225,673
CoreWeave, Inc. (Technology, Software)144A	9.75	10-1-2031	255,000	231,378
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	5.50	6-15-2031	75,000	73,023
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	7.50	12-15-2033	335,000	351,093
DaVita, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.88	9-1-2032	495,000	508,693
Diebold Nixdorf, Inc. (Technology, Computers)144A	7.75	3-31-2030	215,000	223,195
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc. (Communications, Media)144A	5.88	8-15-2027	10,000	9,976
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc. (Communications, Media)144A	9.25	6-1-2032	125,000	127,911
Discovery Global Holdings, Inc. (Communications, Media)	4.05	3-15-2029	180,000	176,798
Discovery Global Holdings, Inc. (Communications, Media)	4.28	3-15-2032	110,000	97,743
Discovery Global Holdings, Inc. (Communications, Media)	5.05	3-15-2042	145,000	100,775
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%) (Utilities, Electric)±	6.45	9-1-2054	275,000	281,646
EchoStar Corp. (PIK at 6.75%) (Communications, Media)¥	6.75	11-30-2030	307,275	311,638
Edged Compute LLC (Communications, Telecommunications)144A	7.50	4-30-2031	150,000	142,184
Edison International (5 Year Treasury Constant Maturity+3.86%) (Utilities, Electric)±	8.13	6-15-2053	165,000	168,810
Ellucian Holdings, Inc. (Technology, Software)144A	6.50	12-1-2029	110,000	105,776
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (Industrial, Building materials)144A	6.63	12-15-2030	280,000	284,591
Endo Finance Holdings LP (Consumer, non-cyclical, Pharmaceuticals)144A	8.50	4-15-2031	285,000	300,139
Energizer Holdings, Inc. (Industrial, Electrical components & equipment)144A	4.38	3-31-2029	225,000	216,694
Entegris, Inc. (Technology, Semiconductors)144A	5.95	6-15-2030	135,000	135,045
Enviva Partners LP/Enviva Partners Finance Corp. (Energy, Energy- alternate sources)144A♦†	6.50	1-15-2026	710,000	0
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%) (Utilities, Electric)±	7.63	12-15-2054	245,000	253,631
Excelerate Energy LP (Energy, Pipelines)144A	8.00	5-15-2030	215,000	225,252
EZCORP, Inc. (Financial, Diversified financial services)144A	7.38	4-1-2032	140,000	146,365
First Eagle Holdings, Inc. (Financial, Diversified financial services)144A	7.25	8-15-2032	145,000	146,693
FirstCash, Inc. (Consumer, cyclical, Retail)144A	4.63	9-1-2028	100,000	98,152
FirstCash, Inc. (Consumer, cyclical, Retail)144A	6.88	3-1-2032	315,000	319,526
FMC Corp. (Basic materials, Chemicals)	5.65	5-18-2033	165,000	147,394
FMC Corp. (Basic materials, Chemicals)144A	8.00	6-1-2031	40,000	41,361
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	5.50	5-1-2028	245,000	244,186
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	7.00	5-1-2031	250,000	256,947
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	7.00	6-15-2032	95,000	96,997
Genesee & Wyoming, Inc. (Industrial, Transportation)144A	6.25	4-15-2032	125,000	125,716
See accompanying notes to portfolio of investments
6 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Genting New York LLC/GENNY Capital, Inc. (Consumer, cyclical, Lodging)144A	7.25%	10-1-2029	$200,000	$204,642
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	8.63	4-15-2029	110,000	114,674
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	10.25	4-15-2031	250,000	269,600
Global Aircraft Leasing Co. Ltd. (Financial, Diversified financial services)144A	8.75	9-1-2027	265,000	269,220
Global Atlantic Fin Co. (5 Year Treasury Constant Maturity+3.55%) (Financial, Insurance)144A±	7.25	3-1-2056	145,000	139,305
Goodyear Tire & Rubber Co. (Consumer, cyclical, Auto parts & equipment)	8.88	7-15-2032	145,000	148,822
Gray Media, Inc. (Communications, Media)144A	9.63	7-15-2032	175,000	176,881
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%) (Financial, Investment companies)±	8.00	6-1-2056	140,000	146,965
Harvest Midstream I LP (Energy, Pipelines)144A	6.75	5-15-2034	185,000	185,736
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	5-15-2032	85,000	87,149
Herc Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	7.00	6-15-2030	250,000	257,817
Herc Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	7.25	6-15-2033	210,000	216,691
Hess Midstream Operations LP (Energy, Pipelines)144A	5.50	10-15-2030	85,000	84,698
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	2-1-2031	155,000	151,094
HUB International Ltd. (Financial, Insurance)144A	5.63	12-1-2029	105,000	104,587
HUB International Ltd. (Financial, Insurance)144A	7.38	1-31-2032	250,000	255,688
Industrial F&B Investments III, Inc. (Consumer, non-cyclical, Food)144A	7.75	2-11-2033	170,000	172,602
Iron Mountain, Inc. (Financial, REITs)144A	4.50	2-15-2031	230,000	217,682
Iron Mountain, Inc. (Financial, REITs)144A	5.25	7-15-2030	385,000	376,226
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	6.13	11-1-2032	120,000	119,400
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	6.75	5-1-2033	150,000	152,868
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	7.13	4-30-2031	205,000	211,565
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	8.25	5-15-2030	85,000	88,757
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	9.50	2-15-2029	125,000	130,317
K Hovnanian Enterprises, Inc. (Consumer, cyclical, Home builders)144A	8.38	10-1-2033	200,000	203,242
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITs)144A	7.00	7-15-2031	265,000	273,910
Lamb Weston Holdings, Inc. (Consumer, non-cyclical, Food)144A	4.38	1-31-2032	150,000	140,591
Level 3 Financing, Inc. (Communications, Telecommunications)144A	6.88	6-30-2033	190,000	192,270
Level 3 Financing, Inc. (Communications, Telecommunications)144A	8.50	1-15-2036	210,000	218,480
LifePoint Health, Inc. (Consumer, non-cyclical, Healthcare- services)144A	7.00	5-1-2034	85,000	79,393
Lithia Motors, Inc. (Consumer, cyclical, Retail)144A	4.38	1-15-2031	175,000	165,658
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	6.13	3-15-2032	165,000	165,493
Match Group Holdings II LLC (Communications, Internet)144A	5.63	2-15-2029	190,000	189,334
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Match Group Holdings II LLC (Communications, Internet)144A	6.13%	9-15-2033	$160,000	$155,783
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+2.08%) (Financial, Insurance)±	6.35	3-15-2055	125,000	126,801
Michaels Cos., Inc. (Consumer, cyclical, Retail)144A	8.50	3-15-2033	150,000	148,594
Michaels Cos., Inc. (Consumer, cyclical, Retail)144A	11.00	3-15-2034	315,000	308,352
Molina Healthcare, Inc. (Consumer, non-cyclical, Healthcare- services)144A	6.25	1-15-2033	295,000	291,716
Nabors Industries, Inc. (Energy, Oil & gas)144A	9.13	1-31-2030	152,000	158,914
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	6.25	9-15-2033	255,000	242,390
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	6.75	2-1-2032	105,000	102,917
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	7.75	2-15-2029	80,000	83,059
Newell Brands, Inc. (Consumer, cyclical, Housewares)	6.38	5-15-2030	165,000	166,812
Newell Brands, Inc. (Consumer, cyclical, Housewares)144A	8.50	6-1-2028	200,000	208,747
NextEra Energy Capital Holdings, Inc. Series BB (5 Year Treasury Constant Maturity+1.77%) (Utilities, Electric)±	6.20	10-1-2056	445,000	434,853
Nissan Motor Acceptance Co. LLC (Consumer, cyclical, Auto manufacturers)144A	7.05	9-15-2028	50,000	51,020
Oak-Eagle AcquireCo, Inc. (Technology, Software)144A	7.25	7-1-2033	120,000	124,341
Oak-Eagle AcquireCo, Inc. (Technology, Software)144A	8.75	7-1-2034	125,000	131,686
Oceaneering International, Inc. (Energy, Oil & gas services)144A	6.88	7-15-2034	270,000	276,268
OneMain Finance Corp. (Financial, Diversified financial services)	7.13	9-15-2032	295,000	298,089
OneMain Finance Corp. (Financial, Diversified financial services)	7.88	3-15-2030	255,000	263,973
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	4.63	3-15-2030	150,000	144,870
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	7.38	2-15-2031	225,000	232,761
PacifiCorp (5 Year Treasury Constant Maturity+3.29%) (Utilities, Electric)±	7.13	8-15-2056	235,000	231,367
Paramount Global (Communications, Media)	4.20	5-19-2032	165,000	140,301
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (Financial, REITs)144A	5.88	10-1-2028	140,000	139,811
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (Financial, REITs)144A	7.00	2-1-2030	190,000	193,071
Pediatrix Medical Group, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.38	2-15-2030	155,000	151,589
Performance Food Group, Inc. (Consumer, non-cyclical, Food)144A	6.13	9-15-2032	130,000	130,367
PetSmart LLC/PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	7.50	9-15-2032	250,000	252,602
PetSmart LLC/PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	10.00	9-15-2033	300,000	298,474
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%) (Utilities, Electric)±	7.38	3-15-2055	245,000	248,778
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%) (Financial, Banks)ʊ±	6.00	5-15-2027	290,000	289,732
PR RNO Property Owner 1 LLC (Communications, Telecommunications)144A	6.50	5-1-2031	210,000	197,740
PRA Group, Inc. (Financial, Diversified financial services)144A	5.00	10-1-2029	135,000	127,881
Prairie Acquiror LP (Energy, Pipelines)144A	9.00	8-1-2029	200,000	206,304
See accompanying notes to portfolio of investments
8 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Provident Funding Associates LP/PFG Finance Corp. (Financial, Diversified financial services)144A	9.75%	9-15-2029	$190,000	$196,178
Quikrete Holdings, Inc. (Industrial, Building materials)144A	6.75	3-1-2033	315,000	319,165
QXO Building Products, Inc. (Consumer, cyclical, Retail)144A	6.88	7-15-2034	125,000	125,187
Radiology Partners, Inc. (Consumer, non-cyclical, Healthcare- services)144A	8.50	7-15-2032	200,000	210,174
RHP Hotel Properties LP/RHP Finance Corp. (Financial, REITs)144A	5.75	3-15-2034	215,000	210,545
RHP Hotel Properties LP/RHP Finance Corp. (Financial, REITs)144A	6.50	6-15-2033	200,000	203,491
Rocket Cos., Inc. (Financial, Diversified financial services)144A	6.13	8-1-2030	100,000	100,811
Rocket Cos., Inc. (Financial, Diversified financial services)144A	6.50	8-1-2029	100,000	101,314
Rocket Cos., Inc. (Financial, Diversified financial services)144A	7.13	2-1-2032	200,000	204,989
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (Financial, Diversified financial services)144A	4.00	10-15-2033	120,000	105,980
Rocket Software, Inc. (Technology, Software)144A	6.50	2-15-2029	60,000	55,283
Rocket Software, Inc. (Technology, Software)144A	9.00	11-28-2028	225,000	222,702
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.75	3-15-2033	85,000	86,419
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A	6.63	5-1-2029	230,000	230,000
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A%%	6.63	8-15-2031	230,000	229,959
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A%%	8.00	8-15-2032	85,000	84,358
Sempra (5 Year Treasury Constant Maturity+2.87%) (Utilities, Electric)±	4.13	4-1-2052	145,000	143,889
Sensata Technologies, Inc. (Industrial, Electronics)144A	6.63	7-15-2032	30,000	30,712
Service Corp. International (Consumer, non-cyclical, Commercial services)	5.75	10-15-2032	275,000	272,751
SESI LLC (Energy, Oil & gas services)144A	7.88	9-30-2030	235,000	237,779
Sirius XM Radio LLC (Communications, Media)144A	4.13	7-1-2030	310,000	289,754
Six Flags Entertainment Corp. (Consumer, cyclical, Entertainment)144A	7.25	5-15-2031	60,000	58,836
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC (Consumer, cyclical, Entertainment)144A	8.63	1-15-2032	130,000	131,484
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co. (Consumer, cyclical, Entertainment)144A	6.63	5-1-2032	255,000	256,732
SM Energy Co. (Energy, Oil & gas)144A	9.63	6-15-2033	140,000	154,004
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.88	11-15-2031	175,000	167,151
Sopaipilla Investor LLC (Communications, Internet)144A	7.53	11-30-2048	150,000	155,473
Sotheby’s/BidFair Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	5.88	6-1-2029	350,000	337,619
SS&C Technologies, Inc. (Technology, Software)144A	6.50	6-1-2032	275,000	277,035
Standard Building Solutions, Inc. (Industrial, Building materials)144A	6.25	8-1-2033	235,000	232,432
Star Parent, Inc. (Consumer, non-cyclical, Healthcare-services)144A	9.00	10-1-2030	310,000	325,536
Starwood Property Trust, Inc. (Financial, REITs)144A	6.50	7-1-2030	245,000	248,830
Surgery Center Holdings, Inc. (Consumer, non-cyclical, Healthcare- services)144A	7.25	4-15-2032	155,000	155,483
SV RNO Property Owner 1 LLC (Communications, Telecommunications)144A	5.88	3-1-2031	175,000	162,504
Sword Purchaser LLC (Industrial, Packaging & containers)144A	8.25	4-15-2033	255,000	260,823
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	12-31-2030	275,000	273,036
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)	6.75	5-15-2031	400,000	407,931
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 9

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	5.00%	1-31-2028	$195,000	$192,930
Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.70	6-15-2028	60,000	60,022
U.S. Foods, Inc. (Consumer, non-cyclical, Food)144A	5.75	4-15-2033	280,000	277,037
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	4-15-2029	325,000	303,528
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	6.25	3-15-2031	85,000	75,841
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (Financial, REITs)144A	6.00	1-15-2030	70,000	66,792
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (Communications, Telecommunications)144A	8.63	6-15-2032	80,000	81,701
Venture Global LNG, Inc. (Energy, Pipelines)144A	8.38	6-1-2031	165,000	170,577
Venture Global LNG, Inc. (Energy, Pipelines)144A	9.88	2-1-2032	185,000	196,965
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%) (Energy, Pipelines)144Aʊ±	9.00	9-30-2029	150,000	149,397
Venture Global Plaquemines LNG LLC (Energy, Pipelines)144A	7.50	5-1-2033	330,000	358,056
Veritiv Operating Co. (Consumer, cyclical, Distribution/wholesale)144A	10.50	11-30-2030	185,000	189,797
Victra Holdings LLC/Victra Finance Corp. (Consumer, cyclical, Retail)144A	8.75	9-15-2029	145,000	147,671
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.88	10-15-2033	65,000	64,362
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	7.00	2-15-2029	150,000	150,309
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%) (Utilities, Electric)144Aʊ±	8.88	1-15-2029	300,000	317,865
Vornado Realty LP (Financial, REITs)	5.75	2-1-2033	155,000	153,687
Wayfair LLC (Communications, Internet)144A	6.75	11-15-2032	285,000	290,133
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%) (Financial, Banks)ʊ±	6.85	9-15-2029	280,000	288,230
WESCO Distribution, Inc. (Industrial, Electrical components & equipment)144A	6.63	3-15-2032	295,000	300,968
Windstream Services LLC/Windstream Escrow Finance Corp. (Communications, Telecommunications)144A	8.25	10-1-2031	225,000	234,232
WS Escrow LLC (Financial, Diversified financial services)144A	7.75	6-1-2033	40,000	41,386
WULF Compute LLC (Communications, Telecommunications)144A	7.75	10-15-2030	110,000	114,286
Zebra Technologies Corp. (Technology, Office/business equipment)144A	6.50	6-1-2032	200,000	202,255
ZF North America Capital, Inc. (Consumer, cyclical, Auto parts & equipment)144A	6.88	4-23-2032	140,000	137,546
ZF North America Capital, Inc. (Consumer, cyclical, Auto parts & equipment)144A	7.50	3-24-2031	115,000	115,802
Total corporate bonds and notes (Cost $45,417,894)				45,538,141
Loans: 1.14%
American Greetings Corp. (U.S. SOFR 1 Month+5.00%) (Consumer, cyclical, Housewares)±	8.73	1-8-2032	65,000	64,350
Asurion LLC (U.S. SOFR 3 Month+4.25%) (Financial, Insurance)±	8.07	9-19-2030	83,496	81,391
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%) (Consumer, non- cyclical, Healthcare-products)±	7.48	1-15-2031	109,176	109,449
See accompanying notes to portfolio of investments
10 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans(continued)
Chemours Co. (U.S. SOFR 1 Month+3.50%) (Basic materials, Chemicals)±	7.23%	10-15-2032	59,850	$59,607
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%) (Communications, Telecommunications)±	8.23	9-27-2029	138,582	139,051
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%) (Energy, Pipelines)±	7.40	2-18-2033	145,000	145,454
DIRECTV Financing LLC (U.S. SOFR 3 Month+4.50%) (Communications, Media)±	8.32	8-2-2029	166,071	166,948
EW Scripps Co. (U.S. SOFR 1 Month+5.75%) (Communications, Media)±	9.53	6-30-2028	66,562	66,384
Great Outdoors Group LLC (U.S. SOFR 1 Month+3.25%) (Consumer, cyclical, Retail)±	6.98	8-31-2026	125,000	125,446
Mauser Packaging Solutions Holding Co. (U.S. SOFR 1 Month+3.50%) (Industrial, Packaging & containers)±	7.15	4-15-2030	144,638	143,433
McAfee Corp. (U.S. SOFR 1 Month+3.00%) (Technology, Computers)±	6.73	3-1-2029	132,975	119,915
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%) (Consumer, non- cyclical, Healthcare-services)±	8.73	12-30-2032	132,794	111,325
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%) (Industrial, Packaging & containers)±	6.73	9-30-2032	149,250	147,160
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+4.25%) (Consumer, cyclical, Retail)±	7.98	2-3-2031	164,588	164,097
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%) (Energy, Pipelines)±	6.98	8-1-2029	78,215	78,606
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%) (Technology, Software)±	7.48	11-28-2028	53,770	51,706
Star Parent, Inc. (U.S. SOFR 3 Month+3.50%) (Consumer, non-cyclical, Healthcare-services)±	7.23	9-27-2030	144,630	145,099
TK Elevator Midco GmbH (U.S. SOFR 3 Month+2.75%) (Industrial, Machinery-diversified)±	6.61	4-30-2030	204,488	205,318
Tory Burch LLC (U.S. SOFR 1 Month+4.00%) (Consumer, cyclical, Retail)±	7.73	4-30-2031	145,000	145,061
TransDigm, Inc. (U.S. SOFR 1 Month+2.50%) (Industrial, Aerospace/defense)±	6.23	1-19-2032	595,000	595,702
TreeHouse Foods, Inc. (U.S. SOFR 1 Month+4.25%) (Consumer, non- cyclical, Food)±	7.98	2-11-2033	175,000	175,378
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	7.48	4-1-2031	157,645	157,745
Worthington Steel, Inc. (U.S. SOFR 1 Month+4.00%) (Industrial, Metal fabricate/hardware)±	7.73	6-1-2033	295,000	295,959
Total loans (Cost $3,526,832)				3,494,584

	Dividend rate	Shares
Preferred stocks: 1.50%
Brazil: 1.31%
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.13	467,139	4,001,297
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 11

Portfolio of investments—July 31, 2026 (unaudited)

	Dividend rate	Shares	Value
United States: 0.19%
CoBank ACB (U.S. SOFR 3 Month+1.44%) (Financials, Banks)144A±	5.19	750	$585,000
Total preferred stocks (Cost $3,824,710)			4,586,297

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 2.28%
Canada: 0.81%
1261229 BC Ltd. (Consumer, non-cyclical, Pharmaceuticals)144A	10.00%	4-15-2032	$410,000	419,122
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%) (Utilities, Electric)±	4.75	1-18-2082	280,000	277,398
Bausch & Lomb Corp. (Consumer, non-cyclical, Healthcare- products)144A	8.38	10-1-2028	225,000	230,625
Bausch Health Cos., Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	6.25	2-15-2029	105,000	82,425
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%) (Energy, Pipelines)±	7.38	1-15-2083	325,000	331,596
goeasy Ltd. (Financial, Diversified financial services)144A	7.63	7-1-2029	280,000	265,853
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%) (Communications, Telecommunications)±	7.13	4-15-2055	440,000	444,071
Saturn Oil & Gas, Inc. (Energy, Oil & gas)144A	8.50	7-30-2031	150,000	150,416
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%) (Communications, Telecommunications)±	6.63	6-9-2056	55,000	53,717
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%) (Communications, Telecommunications)±	6.63	10-15-2055	235,000	234,235
				2,489,458
France: 0.26%
Banijay Entertainment SASU (Consumer, cyclical, Entertainment)144A	8.13	5-1-2029	110,000	112,459
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%) (Financial, Banks)144Aʊ±	6.88	12-15-2033	175,000	173,336
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%) (Financial, Banks)144Aʊ±	8.00	8-22-2031	215,000	228,101
Opal Bidco SAS (Consumer, non-cyclical, Cosmetics/Personal Care)144A	6.50	3-31-2032	280,000	281,609
				795,505
Ireland: 0.20%
GGAM Finance Ltd. (Financial, Diversified financial services)144A	5.88	3-15-2030	275,000	273,281
Perrigo Finance Unlimited Co. (Consumer, non-cyclical, Cosmetics/Personal Care)	6.13	9-30-2032	370,000	351,527
				624,808
Japan: 0.22%
Kioxia Holdings Corp. (Technology, Semiconductors)144A	6.63	7-24-2033	140,000	144,685
Nissan Motor Co. Ltd. (Consumer, cyclical, Auto manufacturers)144A	8.13	7-17-2035	190,000	200,480
Rakuten Group, Inc. (Communications, Internet)144A	9.75	4-15-2029	315,000	342,018
				687,183
See accompanying notes to portfolio of investments
12 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Liberia: 0.02%
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.63%	9-30-2031	$60,000	$60,210
Luxembourg: 0.20%
Ardagh Group SA (PIK at 5.00%) (Industrial, Packaging & containers)144A¥	11.00	12-1-2030	98,396	91,133
Froneri Lux Finco Sarl (Consumer, non-cyclical, Food)144A	6.00	8-1-2032	315,000	307,888
Telecom Italia Capital SA (Communications, Telecommunications)	7.20	7-18-2036	190,000	204,911
				603,932
Netherlands: 0.36%
Sensata Technologies BV (Industrial, Electronics)144A	5.88	9-1-2030	250,000	250,205
Teva Pharmaceutical Finance Netherlands III BV (Consumer, non- cyclical, Pharmaceuticals)	8.13	9-15-2031	250,000	276,817
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	8.25	7-15-2030	175,000	184,990
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	12.25	1-15-2031	230,000	254,512
VZ Secured Financing BV (Communications, Media)144A	5.00	1-15-2032	155,000	127,100
				1,093,624
Switzerland: 0.10%
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%) (Financial, Banks)144Aʊ±	6.63	1-8-2031	295,000	294,197
United Kingdom: 0.11%
Virgin Media Finance PLC (Communications, Media)144A	5.00	7-15-2030	120,000	73,840
Virgin Media Secured Finance PLC (Communications, Media)144A	4.50	8-15-2030	315,000	258,888
				332,728
Total yankee corporate bonds and notes (Cost $7,019,200)				6,981,645

		Yield	Shares
Short-term investments: 1.86%
Investment companies: 1.86%
Allspring Government Money Market Fund Select Class♠∞##		3.59	5,673,801	5,673,801
Total short-term investments (Cost $5,673,801)				5,673,801
Total investments in securities (Cost $254,377,054)	115.60%			353,166,419
Other assets and liabilities, net	(15.60)			(47,649,552)
Total net assets	100.00%			$305,516,867

See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 13

Portfolio of investments—July 31, 2026 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $278,775 (original cost of $81,126), representing 0.09% of its net assets as of period end.

%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,417,110	$112,632,281	$(112,375,590)	$0	$0	$5,673,801	5,673,801	$122,675
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(46)	$(478,400)	$104.00	8-7-2026	$(13,110)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(50)	(507,500)	101.50	8-21-2026	(21,625)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(30)	(306,000)	102.00	9-18-2026	(13,800)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(368)	(3,716,800)	101.00	10-16-2026	(269,560)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(789)	(5,838,600)	74.00	8-7-2026	(145)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,100)	(7,810,000)	71.00	8-21-2026	(34,650)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,561)	(11,707,500)	75.00	9-18-2026	(59,318)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(2)	(5,600,000)	28,000.00	8-14-2026	(137,580)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(1)	(3,400,000)	34,000.00	8-21-2026	(315)
Russell 2000 Index	Morgan Stanley Co.	(31)	(9,842,500)	3,175.00	8-7-2026	0
Russell 2000 Index	Morgan Stanley Co.	(39)	(12,265,500)	3,145.00	8-14-2026	(780)
Russell 2000 Index	Morgan Stanley Co.	(2)	(570,000)	2,850.00	8-21-2026	(21,240)
S&P 500 Index	Morgan Stanley Co.	(4)	(2,936,000)	7,340.00	8-7-2026	(67,940)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,476,000)	7,380.00	8-14-2026	(31,300)
S&P 500 Index	Morgan Stanley Co.	(1)	(827,500)	8,275.00	8-21-2026	(33)
S&P 500 Index	Morgan Stanley Co.	(3)	(2,185,500)	7,285.00	8-21-2026	(75,735)
S&P 500 Index	Morgan Stanley Co.	(6)	(4,248,000)	7,080.00	9-18-2026	(293,430)
See accompanying notes to portfolio of investments
14 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2026 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(86)	$(4,644,000)	$540.00	8-21-2026	$(9,030)
SPDR Dow Jones Industrial Average ETF	Morgan Stanley Co.	(216)	(11,988,000)	555.00	8-31-2026	(10,136)
						$(1,059,727)
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 15

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
16 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Dividend Opportunity Fund | 17

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$141,137	$0	$141,137
Common stocks
Australia	0	2,458,728	0	2,458,728
Brazil	6,864,451	0	0	6,864,451
Canada	4,570,600	0	0	4,570,600
China	2,451,520	5,746,781	0	8,198,301
Denmark	0	3,069,588	0	3,069,588
France	0	11,836,181	0	11,836,181
Germany	0	2,912,121	0	2,912,121
Ireland	8,505,741	0	0	8,505,741
Italy	0	3,432,668	0	3,432,668
Japan	0	14,486,123	0	14,486,123
Netherlands	0	7,872,278	0	7,872,278
Singapore	0	2,222,638	0	2,222,638
South Korea	0	5,067,779	0	5,067,779
Spain	0	4,744,621	0	4,744,621
Taiwan	7,429,307	0	0	7,429,307
United Kingdom	0	9,784,972	0	9,784,972
United States	179,813,858	3,480,859	0	183,294,717
Corporate bonds and notes	0	45,538,141	0	45,538,141
Loans	0	3,494,584	0	3,494,584
Preferred stocks
Brazil	4,001,297	0	0	4,001,297
United States	0	585,000	0	585,000
Yankee corporate bonds and notes	0	6,981,645	0	6,981,645
Short-term investments
Investment companies	5,673,801	0	0	5,673,801
Total assets	$219,310,575	$133,855,844	$0	$353,166,419
Liabilities
Written options	$1,049,446	$10,281	$0	$1,059,727
Total liabilities	$1,049,446	$10,281	$0	$1,059,727
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Global Dividend Opportunity Fund